UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04258

The Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 1/31/11 is included with this Form.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (75.7%)

	BASIC MATERIALS (3.4%)
$100,000	Allegheny Technologies, Inc., Convertible Fixed, 4.25%, 6/1/14	$171,000
100,000	ArcelorMittal, Senior Notes, 5.00%, 5/15/14	145,625
200,000	Kinross Gold Corp., Convertible Fixed, 1.75%, 3/15/28	203,000
100,000	Newmont Mining Corp., Senior Notes Convertible, 3.00%, 2/15/12	127,625
300,000	Steel Dynamics, Inc., Convertible Fixed, 5.13%, 6/15/14	381,000
		1,028,250

	COMMUNICATIONS (8.1%)
250,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	291,250
200,000	Arris Group, Inc., 2.00%, 11/15/26	209,875
200,000	Earthlink, Inc., Senior Notes Convertible, 3.25%, 11/15/26 (1)	221,750
100,000	GSI Commerce, Inc., Senior Notes Convertible, 2.50%, 6/1/27	108,500
200,000	Interpublic Group of Cos., Inc., Senior Notes, 4.25%, 3/15/23	220,750
150,000	Powerwave Technologies, Inc., Convertible Subordinated Notes, 3.88%, 10/1/27	140,250
150,000	Priceline.com, Inc., Convertible Fixed, 1.25%, 3/15/15 (2)	233,250
200,000	SBA Communications Corp., Fixed, 1.88%, 5/1/13	226,250
150,000	Symantec Corp., Senior Notes, 1.00%, 6/15/13	173,625
100,000	VeriSign, Inc., Jr. Subordinated Debentures, 3.25%, 8/15/37 (2)	115,750
100,000	VeriSign, Inc., Jr. Subordinated Debentures, 3.25%, 8/15/37	115,750
250,000	Virgin Media, Inc., 6.50%, 11/15/16	390,000
		2,447,000

	CONSUMER, CYCLICAL (11.8%)
300,000	AMR Corp., 6.25%, 10/15/14	332,625
300,000	ArvinMeritor, Inc., Senior Notes Convertible, 4.00%, 2/15/27	345,000
200,000	Best Buy Company, Inc., 2.25%, 1/15/22	209,000
200,000	D.R. Horton, Inc., Guaranteed Senior Notes, 2.00%, 5/15/14	233,750
100,000	Ford Motor Co., Senior Notes, 4.25%, 11/15/16	191,250
200,000	International Game Technology 3.25%, 5/1/14	231,750
150,000	Lennar Corp., Convertible Fixed, 2.00%, 12/1/20 (2)	154,313
250,000	Lifetime Brands, Inc., Senior Notes, 4.75%, 7/15/11	249,062
300,000	MGM Resorts International, Convertible Fixed, 4.25%, 4/15/15 (2)	332,625

Principal Amount		Value
$200,000	Morgans Hotel Group Co., Convertible Fixed, 2.38%, 10/15/14	$172,500
200,000	Navistar International Corp., 3.00%, 10/15/14	291,250
200,000	Saks, Inc., Senior Notes Convertible, 2.00%, 3/15/24	216,500
50,000	TRW Automotive, Inc., 3.50%, 12/1/15 (2)	107,625
150,000	UAL Corp., Senior Subordinated Notes Convertible, 4.50%, 6/30/21	156,450
150,000	WESCO International, Inc., Convertible Fixed, 6.00%, 9/15/29	322,687
		3,546,387

	CONSUMER, NON-CYCLICAL (19.0%)
150,000	Alere, Inc., Convertible Fixed, 3.00%, 5/15/16	168,937
150,000	Allergan, Inc., Convertible Fixed, 1.50%, 4/1/26	171,000
250,000	Alliance Data Systems Corp., Fixed, 1.75%, 8/1/13	272,812
27,000	American Medical Systems Holdings, Inc., Senior Subordinated Notes, 3.25%, 7/1/36	29,666
250,000	Avis Budget Group, Inc., Convertible Fixed, 3.50%, 10/1/14	288,437
200,000	BioMarin Pharmaceutical, Inc., Senior Subordinated Notes, 1.88%, 4/23/17	274,750
100,000	Biovail Corp., Convertible Fixed, 5.38%, 8/1/14 (2)	263,125
300,000	Cephalon, Inc., Convertible Fixed, 2.50%, 5/1/14	333,375
200,000	Endo Pharmaceuticals Holdings, Inc., Convertible Fixed, 1.75%, 4/15/15	253,750
100,000	Gilead Sciences, Inc., Convertible Fixed, 1.63%, 5/1/16 (2)	107,500
200,000	Gilead Sciences, Inc., Senior Notes, 0.63%, 5/1/13	228,000
200,000	Greatbatch, Inc., Convertible Fixed, 2.25%, 6/15/13	194,750
50,000	Hertz Global Holdings, Inc., 5.25%, 6/1/14	96,688
200,000	Hologic, Inc., Senior Notes, 2.00%, 12/15/37 (1)	191,250
150,000	Kinetic Concepts, Inc., Guaranteed Senior Notes, 3.25%, 4/15/15 (2)	168,000
300,000	Life Technologies Corp., Senior Notes Convertible, 3.25%, 6/15/25	349,500
150,000	Molson Coors Brewing Co., Senior Notes, 2.50%, 7/30/13	170,250
150,000	Mylan, Inc., Guaranteed Senior Notes, 3.75%, 9/15/15	282,750

Value Line Convertible Fund, Inc.

January 31, 2011

Principal Amount		Value
$200,000	Nash Finch Co., Senior Subordinated Notes Convertible, 1.63%, 3/15/35 (1)	$97,500
200,000	NuVasive, Inc., Convertible Fixed, 2.25%, 3/15/13	199,750
100,000	Onyx Pharmaceuticals, Inc. 4.00%, 8/15/16	116,500
200,000	PHH Corp., Convertible Fixed, 4.00%, 9/1/14	232,250
223,000	Salix Pharmaceuticals Ltd., 2.75%, 5/15/15	264,255
200,000	Smithfield Foods, Inc., Senior Notes, 4.00%, 6/30/13	230,000
100,000	Teleflex, Inc., Convertible Fixed, 3.88%, 8/1/17	110,250
100,000	Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 2/1/26	123,375
200,000	Tyson Foods, Inc., Senior Notes Convertible, 3.25%, 10/15/13	239,000
50,000	United Rentals, Inc., Convertible Fixed, 4.00%, 11/15/15	126,438
150,000	ViroPharma, Inc., Convertible Fixed, 2.00%, 3/15/17	164,438
		5,748,296

	ENERGY (7.1%)
150,000	Alpha Natural Resources, Inc., Senior Notes, 2.38%, 4/15/15	189,563
200,000	Cameron International Corp., Senior Debentures, 2.50%, 6/15/26	302,250
250,000	Chesapeake Energy Corp., Contingent Senior Notes, 2.75%, 11/15/35	274,687
150,000	Covanta Holding Corp., Convertible Fixed, 3.25%, 6/1/14	176,250
150,000	Goodrich Petroleum Corp. 5.00%, 10/1/29	151,500
100,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25	98,000
150,000	James River Coal Co. 4.50%, 12/1/15 (2)	173,250
300,000	Peabody Energy Corp. 4.75%, 12/15/41	380,250
100,000	Pioneer Natural Resources Co., Senior Notes, 2.88%, 1/15/38	163,875
200,000	St. Mary Land & Exploration Co., Senior Notes, 3.50%, 4/1/27	248,000
		2,157,625

	FINANCIAL (4.0%)
150,000	American Equity Investment Life Holding Co., Convertible Fixed, 3.50%, 9/15/15 (2)	178,500
150,000	Digital Realty Trust LP, Fx, 5.50%, 4/15/29 (2)	210,188
150,000	Jefferies Group, Inc., Convertible Fixed, 3.88%, 11/1/29	156,750
100,000	MGIC Investment Corp., Convertible Fixed, 5.00%, 5/1/17	107,500
100,000	ProLogis 3.25%, 3/15/15	111,875

Principal Amount		Value
$200,000	SL Green Operating Partnership LP, Convertible Fixed, 3.00%, 10/15/17 (2)	$215,750
200,000	Tower Group, Inc. 5.00%, 9/15/14 (2)	228,750
		1,209,313

	INDUSTRIAL (9.7%)
150,000	AAR Corp., 1.75%, 2/1/26	163,313
200,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	273,500
150,000	Alliant Techsystems, Inc., 3.00%, 8/15/24	171,938
150,000	Cemex SAB de CV, Convertible Fixed, 4.88%, 3/15/15 (2)	156,750
200,000	DryShips, Inc., Convertible Fixed, 5.00%, 12/1/14	194,750
250,000	EnerSys, Senior Notes, 3.38%, 6/1/38 (1)	284,375
250,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 3.25%, 3/1/24	357,187
150,000	General Cable Corp., Senior Notes Convertible, 0.88%, 11/15/13	152,438
200,000	MasTec, Inc., Convertible Fixed, 4.00%, 6/15/14	245,750
250,000	SunPower Corp., Convertible Fixed, 4.75%, 4/15/14	237,187
100,000	Suntech Power Holdings Co. Ltd., Senior Notes, 3.00%, 3/15/13 (2)	91,750
200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	198,750
150,000	Triumph Group, Inc., Senior Subordinated Notes Convertible, 2.63%, 10/1/26	267,750
100,000	TTM Technologies, Inc., Senior Notes, 3.25%, 5/15/15	124,500
		2,919,938

	TECHNOLOGY (11.9%)
150,000	CACI International, Inc., 2.13%, 5/1/14	176,063
200,000	DST Systems, Inc., Convertible Fixed, 4.13%, 8/15/23 (3)	228,500
150,000	EMC Corp., Senior Notes, 1.75%, 12/1/11	234,000
100,000	EMC Corp., Senior Notes Convertible, 1.75%, 12/1/13	162,000
150,000	Intel Corp., Jr. Subordinated Debentures, 2.95%, 12/15/35	153,188
150,000	Microchip Technology, Inc., Jr. Subordinated Debentures, 2.13%, 12/15/37	195,750
250,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	257,812
150,000	NetApp, Inc., Senior Notes, 1.75%, 6/1/13	265,687
100,000	Nuance Communications, Inc., 2.75%, 8/15/27	124,250

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$250,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.63%, 12/15/26	$314,375
100,000	Photronics, Inc. 5.50%, 10/1/14	151,625
150,000	RightNow Technologies, Inc., Convertible Fixed, 2.50%, 11/15/30 (2)	161,438
200,000	Rovi Corp. 2.63%, 2/15/40 (2)	291,000
250,000	SanDisk Corp., 1.50%, 8/15/17	272,187
100,000	SYNNEX Corp., 4.00%, 5/15/18 (2)	129,000
200,000	Telvent GIT S.A., Senior Subordinated Notes, 5.50%, 4/15/15 (2)	228,750
100,000	Xilinx, Inc. 2.63%, 6/15/17 (2)	124,625
100,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	114,500
		3,584,750

	UTILITIES (0.7%)
150,000	CMS Energy Corp., Convertible Fixed, 5.50%, 6/15/29	214,875

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $19,861,283) (75.7%)	22,856,434

Shares
CONVERTIBLE PREFERRED STOCKS (10.4%)

	CONSUMER DISCRETIONARY (0.6%)
3,000	General Motors Co., Convertible Fixed, Series B, 4.75% *	162,930

	ENERGY (2.5%)
5,000	Apache Corp. 6.00%	327,200
200	El Paso Corp. 4.99% (2)*	255,000
4,000	Goodrich Petroleum Corp. Series B, 5.38%	177,200
		759,400

	FINANCIALS (6.6%)
9,000	Hartford Financial Services Group, Inc. 7.25%	237,150
2,000	Vale Capital II, Convertible Fixed, 6.75%	194,320
250	Huntington Bancshares, Inc. 8.50% *	282,500
2,000	KeyCorp 7.750% *	221,200
3,500	Citigroup, Inc. 7.50%	481,670
150	Bank of America Corp. Series L, 7.25%	148,575
250	Wells Fargo & Co. Series L, 7.50% *	260,625
5,000	UBS AG, Convertible Fixed, 6.75%	172,100
		1,998,140

	UTILITIES (0.7%)
4,000	PPL Corp., Convertible Fixed, 9.50%	217,200

Shares		Value

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,803,514) (10.4%)	3,137,670

COMMON STOCKS (5.3%)

	CONSUMER DISCRETIONARY (1.0%)
500	BorgWarner, Inc. *	$33,700
500	Coinstar, Inc. *	20,695
500	Ctrip.com International Ltd. ADR *	20,580
5,000	Ford Motor Co. *	79,750
500	Fossil, Inc. *	35,525
1,500	Gaylord Entertainment Co. *	50,010
500	Genuine Parts Co.	25,875
500	Stanley Black & Decker, Inc.	36,340
		302,475

	ENERGY (1.4%)
500	Core Laboratories N.V.	45,630
500	Devon Energy Corp.	44,345
250	Halliburton Co.	11,250
1,000	Holly Corp.	49,070
2,500	Schlumberger Ltd.	222,475
500	Whiting Petroleum Corp. *	63,140
		435,910

	FINANCIALS (0.6%)
1,000	Affiliated Managers Group, Inc. *	101,830
500	Alexandria Real Estate Equities, Inc.	38,520
500	T. Rowe Price Group, Inc.	32,960
		173,310

	HEALTH CARE (0.3%)
500	Celgene Corp. *	25,765
500	Merck & Co., Inc.	16,585
1,000	ResMed, Inc. *	31,490
		73,840

	INDUSTRIALS (1.2%)
500	Honeywell International, Inc.	28,005
1,000	Hunt (J.B.) Transport Services, Inc.	41,000
1,500	Ingersoll-Rand PLC	70,800
500	Precision Castparts Corp.	71,495
1,000	TransDigm Group, Inc. *	77,480
2,249	United Continental Holdings, Inc. *	57,125
500	Woodward Governor Co.	16,862
		362,767

	INFORMATION TECHNOLOGY (0.2%)
500	Cognizant Technology Solutions Corp. Class A *	36,475
500	DG Fastchannel, Inc. *	13,705
500	VeriFone Systems, Inc. *	19,970
		70,150

Value Line Convertible Fund, Inc.

January 31, 2011

Shares		Value
	MATERIALS (0.4%)
500	Freeport-McMoRan Copper & Gold, Inc.	$54,375
1,000	Rockwood Holdings, Inc. *	40,590
500	Valspar Corp. (The)	18,685
		113,650

	TELECOMMUNICATION SERVICES (0.2%)
500	Millicom International Cellular S.A.	46,625
500	NII Holdings, Inc. *	20,990
		67,615

	TOTAL COMMON STOCKS (Cost $1,308,296) (5.3%)	1,599,717

	TOTAL INVESTMENT SECURITIES (91.4%) (Cost $23,973,093)	27,593,821

Principal Amount
REPURCHASE AGREEMENT (7.3%)

$2,200,000	With Morgan Stanley, 0.17%, dated 01/31/11, due 02/01/11, delivery value $2,200,010 (collateralized by $2,130,000 U.S. Treasury Notes 3.6250%, due 02/15/20, with a value of $2,240,675)	2,200,000

	TOTAL REPURCHASE AGREEMENTS (Cost $2,200,000) (7.3%)	2,200,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)		384,783
NET ASSETS (4) (100%)		$30,178,604
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($30,178,604 ÷ 2,466,016 shares outstanding)		$12.24

*	Non-income producing.
(1)	Step Bond - The rate shown is as of January 31, 2011 and will reset at a future date.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.
(4)
For federal income tax purposes, the aggregate cost was $26,173,093, aggregate gross unrealized appreciation was $3,832,842, aggregate gross unrealized depreciation was $212,114 and the net unrealized appreciation was $3,620,728.

ADR	American Depositary Receipt.

The Fund has adopted fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of January 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Convertible Corporate Bonds & Notes	$0	$22,856,434	$0	$22,856,434
Common Stocks	1,599,717	0	0	1,599,717
Convertible Preferred Stock	2,710,570	427,100	0	3,137,670
Repurchase Agreement	0	2,200,000	0	2,200,000
Total Investments in Securities	$4,310,287	$25,483,534	$0	$29,793,821

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the year ended January 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the year ended January 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	March 23, 2011